Provision for Contingencies - Schedule of Nature of Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of losses not recognized [abstract]
Civil	R$ 59,206	R$ 50,473
Labor	4,145	4,348
Total	R$ 63,351	R$ 54,821